UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     228177


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE




                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC  COMMON              007903107     4784   494250 X        SOLE                   494250
ADVANCED MICRO DEVICES INC  NOTE                007903AL1    73351 80606000 X        SOLE                 80606000
ADVANCED MICRO DEVICES INC  NOTE                007903AN7    15335 15509000 X        SOLE                 15509000
AFFILIATED COMPUTER SERVICESCOMMON              008190100    83301  1395568 X        SOLE                  1395568
ARMOUR RESIDENTIAL REIT INC COMMON              042315101      850   103032 X        SOLE                   103032
CF INDS HLDGS INC           COMMON              125269100     8744    96320 X        SOLE                    96320
GENERAL FINANCE CORP        COMMON              369822101     1103   868491 X        SOLE                   868491
HERSHEY CO                  OPTION              427866958      101     2886     X    SOLE                     2886
HERSHEY CO                  OPTION              427866958      245     2885     X    SOLE                     2885
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107     8099   837537 X        SOLE                   837537
LIBERTY ACQUISITION HLDGS COWARRANT             53015Y115     1122  1626116 X        SOLE                  1626116
LIBERTY MEDIA CORP NEW      COMMON              53071M708    16755   363060 X        SOLE                   363060
SPDR TR                     OPTION              78462F953      226      579     X    SOLE                      579
SUN MICROSYSTEMS INC        COMMON              866810203    13535  1444533 X        SOLE                  1444533
TERRA INDS INC              OPTION              880915903      626     9632     X    SOLE                     9632
TRIAN ACQUISITION I CORP    WARRANT             89582E116        0  2692776 X        SOLE                  2692776